CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,186,345	$ 169,645	¥ 2,514,591	¥ 802,566
Adjustments to reconcile net income to net cash provided by operating activities
Fair value change of forward contract related to Series B+ preferred shares				105,483
Depreciation and amortization	146,377	20,932	60,904	10,370
Share-based compensation	723,538	103,465	603	10,516
Inventories provisions	1,851	265	143	869
Deferred income tax	(149,611)	(21,394)	(126,873)	(95,772)
Loss/(gains) on disposal of property and equipment	3,083	441	(312)	865
Provision for other current assets	17,185	2,457
Provision for expected credit losses	29	4	6,958	4,101
Loss from disposal of subsidiaries	4,556	651
Loss from disposal of investments	373	53		228
Fair value changes of short-term investments	(9,796)	(1,401)		(944)
Unrealized exchange (gains)/loss	14,915	2,133	5	(911)
Equity in earnings from equity method investments	(1,969)	(282)	(403)
Changes in operating assets and liabilities, net of effects from business combination and disposal of subsidiaries
Accounts receivable	(35,745)	(5,111)	(31,290)	(75,561)
Inventories	(119,012)	(17,018)	(69,422)	(9,176)
Prepayments and other current assets	(170,811)	(24,426)	(213,999)	(55,427)
Amount due from related parties	(536)	(77)	(1,547)	91
Right-of-use assets, net	(735,716)	(105,206)	(427,979)	(47,573)
Other non-current assets	(96,534)	(13,804)	(59,424)	(9,800)
Accounts payable	47,195	6,749	127,801	384,016
Contract liabilities	(22,738)	(3,251)	175,503	295,386
Taxes payable	(42,003)	(6,006)	(63,495)	231,412
Operating lease liabilities	727,440	104,023	439,218	45,385
Accrued expenses and other liabilities	155,685	22,261	506,674	337,483
Net cash provided by operating activities	1,644,101	235,103	2,837,656	1,933,607
Cash flows from investing activities:
Purchase of short-term investments	(4,391,000)	(627,905)		(236,480)
Maturity of short-term investments	4,300,703	614,992		238,335
Placements of time deposits	(159,000)	(22,737)	(300,000)	(100,000)
Maturity of time deposits			300,000
Bridge loans to shareholders related to the restructuring				(305,000)
Repayment of bridge loans from shareholders related to the restructuring				305,000
Purchases of property and equipment	(417,099)	(59,644)	(225,504)	(31,861)
Proceeds from disposal of property and equipment	11	2	2,593	78
Investment in an investee				(2,000)
Proceeds from disposal of a subsidiary, net of cash disposed	(7,968)	(1,139)
Proceeds from disposal of long-term investments				717
Loans to related parties				(34,000)
Loans to third parties				(20,500)
Repayments of loans from a third party			20,000	1,000
Repayments of loans from related parties				38,000
Prepayments for the purpose of intangible assets	(35,231)	(5,038)	(15,755)
Cash paid for business combinations, net of cash acquired	(115,432)	(16,507)	(10,813)
Net cash used in investing activities	(825,016)	(117,976)	(229,479)	(146,711)
Cash flows from financing activities:
Proceeds from issuance of Series B+ Preferred Shares, net of issuance costs				331,422
Proceeds from short-term borrowings	200,000	28,600	24,956
Repayment of short-term borrowings	(200,000)	(28,600)	(27,110)
Repurchase of ordinary shares			(210,082)
Payments for offering expenses	(36,272)	(5,186)	(10,091)
Capital injection from non-controlling interests and redeemable non-controlling interests	175,103	25,039	49,677	14,540
Dividends to non-controlling shareholders	(168)	(24)	(1,282)	(1,765)
Purchase of non-controlling interests	(40,704)	(5,821)
Dividends to the Company's ordinary shareholders	(1,233,069)	(176,327)
Proceeds from the IPO, net of underwriting discounts and commissions	3,181,762	454,986
Net cash provided by/(used in) financing activities	2,046,652	292,667	(173,932)	344,197
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(992)	(141)	11,756	(9,159)
Net increase in cash and cash equivalents and restricted cash	2,864,745	409,653	2,446,001	2,121,934
Cash and cash equivalents and restricted cash at the beginning of the year	4,768,681	681,912	2,322,680	200,746
Cash and cash equivalents and restricted cash at the end of the year	7,633,426	1,091,565	4,768,681	2,322,680
Supplemental disclosures of cash flow information:
Income taxes paid	(630,243)	(90,124)	(644,267)	(206,970)
Interests paid	(1,061)	(152)	(12)
Supplemental schedule of non-cash financing activities:
Accretion of convertible redeemable preferred shares to redemption value	20,082	2,872	62,000	43,330
Accretion of redeemable non-controlling interests to redemption value			18,891
Increase in accrued expenses and other liabilities related to purchases of property and equipment	76,134	10,887	¥ 45,202	2,034
Increase in accrued expenses and other liabilities related to acquisition of non-controlling interests in subsidiaries				820
Preferred shares exchanged for ordinary shares and the related share-based compensation expense				39,173
Ordinary shares exchanged for preferred shares (Note 17)				¥ (32,181)
Automatic conversion of preferred shares to Class A ordinary shares upon the IPO	¥ 953,862	$ 136,400